Eaton Vance
Connecticut Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Yale University, 0.873%, 4/15/25	$1,000	$ 936,108
Total Corporate Bonds (identified cost $947,036)		$ 936,108

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,093,370
		$ 1,093,370
Education — 20.4%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 587,862
5.00%, 7/1/30	175	199,659
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	259,350
4.00%, 7/1/37	270	271,566
5.00%, 7/1/26	270	284,315
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,417,950
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,899,518
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	500	488,535
5.00%, 7/1/34	1,475	1,553,824
5.00%, 7/1/48	1,000	1,069,240
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	472,829
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	143,498
4.00%, 7/1/29	100	106,707
4.00%, 7/1/30	125	133,253
4.00%, 7/1/33	430	451,087
4.00%, 7/1/34	1,095	1,140,673
4.00%, 7/1/36	560	572,354
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	$810	$ 826,978
5.00%, 7/1/35	850	863,022
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	961,700
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,699,641
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,981,640
3.00%, 7/1/36(1)	900	900,000
University of Connecticut, 5.00%, 5/1/25	1,000	1,043,000
		$ 20,328,201
Escrowed/Prerefunded — 1.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 418,096
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	153,435
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,025,180
		$ 1,596,711
General Obligations — 29.4%
Bridgeport, CT, 5.00%, 8/1/32	$175	$ 202,444
Colchester, CT, 4.00%, 10/15/28	440	447,845
Connecticut:
4.00%, 1/15/38	1,000	1,017,450
4.00%, 6/15/39	300	304,992
4.00%, 6/15/41	300	301,002
5.00%, 4/15/30	1,150	1,308,516
Social Bonds, 5.00%, 11/15/42	1,500	1,678,275
Darien, CT:
4.00%, 4/25/24	1,000	1,006,840
4.00%, 8/1/37	1,310	1,364,090
4.00%, 4/15/48	1,125	1,127,891
East Haddam, CT:
3.00%, 12/1/35	400	382,564
3.00%, 12/1/37	335	306,076
Ellington, CT:
3.00%, 9/15/33	280	277,760
3.00%, 9/15/35	210	198,647
Enfield, CT, 4.00%, 8/1/29	500	530,150
Greenwich, CT:
4.00%, 7/15/29	450	456,566
4.00%, 7/15/30	250	253,503
4.00%, 7/15/32	400	405,524

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT:
Green Bonds, 4.00%, 4/1/40	$1,410	$ 1,418,206
Green Bonds, 4.125%, 4/1/41	1,410	1,421,745
Guilford, CT, 3.00%, 8/1/34	500	496,755
North Haven, CT:
5.00%, 7/15/23	1,475	1,480,384
5.00%, 7/15/25	1,490	1,563,040
Norwalk, CT, 4.00%, 8/15/47	1,425	1,426,339
Puerto Rico:
5.625%, 7/1/27	328	342,225
5.625%, 7/1/29	1,250	1,323,500
South Windsor, CT, 4.00%, 2/1/43	1,425	1,441,772
Thomaston, CT, 3.00%, 8/8/23	2,000	1,996,220
Waterbury, CT, 5.00%, 8/1/37	1,150	1,297,856
West Haven, CT, 4.00%, 9/15/36	1,500	1,492,335
Windsor Locks, CT:
4.125%, 7/15/41	640	651,117
4.25%, 7/15/48	1,280	1,293,837
		$ 29,215,466
Hospital — 9.2%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$ 1,371,240
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,620	1,476,484
5.00%, 7/1/31	1,000	1,116,390
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,115,200
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health):
5.00%, 7/1/31	500	511,000
5.00%, 7/1/34	1,520	1,550,795
(LOC: JPMorgan Chase Bank, N.A.), 3.99%, 7/1/25(2)	1,000	1,000,000
		$ 9,141,109
Housing — 7.3%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 752,663
(FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	745	730,949
(SPA: TD Bank, N.A.), 3.95%, 11/15/50(2)	3,000	3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	717,185
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,048,220
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Sustainability Bonds, 4.05%, 11/15/42	$1,000	$ 986,460
		$ 7,235,477
Insured - Education — 4.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,250,729
(AMBAC), 5.25%, 7/1/31	2,050	2,404,793
		$ 4,655,522
Insured - General Obligations — 7.6%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,197,414
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,568,518
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	500,770
(AGM), 5.00%, 4/1/31	240	240,377
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,944,780
(BAM), 5.00%, 3/1/47	1,000	1,068,030
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,022,590
		$ 7,542,479
Insured - Hospital — 1.0%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,011,430
		$ 1,011,430
Insured - Water and Sewer — 3.5%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,513,092
		$ 3,513,092
Other Revenue — 1.9%
Connecticut, Special Tax Obligation Bonds, 5.00%, 7/1/39	$1,000	$ 1,142,280
Hartford, CT, Special Obligation Bonds, 5.00%, 4/1/24(3)	750	761,737
		$ 1,904,017
Senior Living/Life Care — 1.8%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 1,031,000
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23	130	129,952

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Jerome Home): (continued)
4.00%, 7/1/31	$235	$ 218,470
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	500	450,410
		$ 1,829,832
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 198,856
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,313,216
		$ 1,512,072
Student Loan — 1.8%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36(3)	$600	$ 585,648
(AMT), 4.25%, 11/15/38(3)	695	681,587
(AMT), 5.00%, 11/15/28	250	270,900
(AMT), 5.00%, 11/15/29	240	262,999
		$ 1,801,134
Transportation — 0.9%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 841,410
		$ 841,410
Water and Sewer — 2.5%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 471,695
5.00%, 8/1/32	355	403,557
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,005,780
5.00%, 9/15/29	200	210,126
5.00%, 9/15/30	125	131,181
5.00%, 4/1/33	100	113,462
5.00%, 4/1/34	100	113,461
		$ 2,449,262
Total Tax-Exempt Municipal Obligations (identified cost $96,369,470)		$ 95,670,584

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
1.30%, 7/1/23	$250	$ 248,260
1.65%, 7/1/24	300	287,562
		$ 535,822
General Obligations — 3.1%
Connecticut, 3.136%, 4/15/25	$770	$ 752,198
Naugatuck, CT:
1.14%, 9/15/26	200	179,700
1.40%, 9/15/27	250	220,325
1.60%, 9/15/28	255	220,680
1.79%, 9/15/29	750	639,652
Norwalk, CT, 1.381%, 7/15/29	1,000	837,970
Watertown, CT, 2.25%, 10/15/33	290	236,657
		$ 3,087,182
Total Taxable Municipal Obligations (identified cost $3,888,474)		$ 3,623,004

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$670	$ 676,526
Total Trust Units (identified cost $674,985)		$ 676,526
Total Investments — 101.4% (identified cost $101,879,965)		$100,906,222
Other Assets, Less Liabilities — (1.4)%		$ (1,407,121)
Net Assets — 100.0%		$ 99,499,101

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $649,266 or 0.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 936,108	$ —	$ 936,108
Tax-Exempt Municipal Obligations	—	95,670,584	—	95,670,584
Taxable Municipal Obligations	—	3,623,004	—	3,623,004
Trust Units	—	676,526	—	676,526
Total Investments	$ —	$100,906,222	$ —	$100,906,222
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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